Financial statements of Barclays PLC - Statement of comprehensive income (Narrative)	12 Months Ended
Dec. 31, 2020
Barclays PLC [member]
Condensed Statement of Income Captions [Line Items]
Disclosure of general information about financial statements	For the year ended 31 December 2020, loss after tax was £1,018m (2019: profit £3,181m) and total comprehensive loss was £1,018m (2019: income £3,181m). The Company has 60 members of staff (2019: 79).